UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0109
1.734014.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Actual	.0005%	$ 1,000.00	$ 1,010.40	$ -**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ -**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	75.8	81.7	87.3
31 - 90	19.8	15.4	9.5
91 - 180	1.4	1.0	0.5
181 - 397	3.0	1.9	2.7
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity Cash Central Fund	29 Days	19 Days	17 Days
All Taxable Money Market Funds Average*	45 Days	44 Days	40 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Bank CDs, BAs, TDs, and Notes 0.0%	Bank CDs, BAs, TDs, and Notes 4.0%
Government Securities 46.5%	Government Securities 30.2%
Interfund Loans 0.1%	Interfund Loans 0.0%
Repurchase Agreements 53.4%	Repurchase Agreements 66.3%
Net Other Assets 0.0%	Net Other Assets** (0.5)%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 46.5%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 14.0%
12/1/08 to 2/17/09	0.77 to 4.38% (c)	$ 3,174,150,000	$ 3,171,818,778
Federal Home Loan Bank - 21.5%
12/1/08 to 9/23/09	0.90 to 3.27 (c)	4,868,860,000	4,866,328,846
Freddie Mac - 11.0%
12/5/08 to 6/5/09	1.30 to 2.61 (c)	2,500,325,000	2,498,383,198
TOTAL FEDERAL AGENCIES			10,536,530,822
Interfund Loans - 0.1%

With Fidelity Advisor Equity Income Fund at 2.51% due 12/1/08 (b)	11,534,000	11,534,000
With Fidelity Equity-Income II Fund at 2.51% due 12/1/08 (b)	4,378,000	4,378,000
With Fidelity Mid Cap Value Fund at 2.51% due 12/1/08 (b)	8,338,000	8,338,000
TOTAL INTERFUND LOANS		24,250,000
Repurchase Agreements - 53.4%
	Maturity Amount
In a joint trading account at:
0.21% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 300,068,203	300,063,000
0.23% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	6,527,673,268	6,527,546,000
0.27% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	3,262,472,616	3,262,399,000
0.28% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	494,813,488	494,802,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Banc of America Securities LLC at 0.93%, dated 11/28/08 due 12/1/08 (Collateralized by Corporate Obligations valued at $262,520,344, 3.37% - 9.7%, 4/15/09 - 4/15/68)	$ 250,019,375	$ 250,000,000
Barclays Capital, Inc. at:
0.9%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations valued at $:
294,802,109, 5.5%, 6/1/38)	289,021,675	289,000,000
72,425,432, 5.5%, 6/1/38)	71,005,325	71,000,000
0.95%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $426,833,800)	388,030,717	388,000,000
Deutsche Bank Securities, Inc. at 0.95%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $579,745,895)	527,041,721	527,000,000
TOTAL REPURCHASE AGREEMENTS		12,109,810,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $22,670,590,822)		22,670,590,822
NET OTHER ASSETS - 0.0%		(1,750,190)
NET ASSETS - 100%		$ 22,668,840,632
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$300,063,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 61,032,779
Barclays Capital, Inc.	80,598,138
Deutsche Bank Securities, Inc.	158,432,083
$ 300,063,000
Repurchase Agreement / Counterparty	Value
$6,527,546,000 due 12/01/08 at 0.23%
BNP Paribas Securities Corp.	$ 1,165,226,712
Barclays Capital, Inc.	1,944,375,952
Citigroup Global Markets, Inc.	714,505,760
Credit Suisse Securities (USA) LLC	6,066,154
Deutsche Bank Securities, Inc.	2,307,853,605
ING Financial Markets LLC	389,517,817
$ 6,527,546,000
$3,262,399,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 1,593,585,357
Bank of America, NA	1,584,087,913
Barclays Capital, Inc.	84,725,730
$ 3,262,399,000
$494,802,000 due 12/01/08 at 0.28%
Banc of America Securities LLC	$ 188,024,760
Bank of America, NA	108,856,440
J.P. Morgan Securities, Inc.	197,920,800
$ 494,802,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,670,590,822	$ -	$ 22,670,590,822	$ -
Income Tax Information
At May 31, 2008, the fund had a capital loss carryforward of approximately $1,614,290 of which $1,601,411 and $12,879 will expire on May 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,109,810,000) - See accompanying schedule: Unaffiliated issuers (cost $22,646,340,822)	$ 22,646,340,822
Other affiliated issuers (cost $24,250,000)	24,250,000
Total Investments (cost $22,670,590,822)		$ 22,670,590,822
Cash		464,833
Interest receivable		26,035,551
Other affiliated receivables		4,583
Total assets		22,697,095,789

Liabilities
Distributions payable	$ 28,230,543
Other payables and accrued expenses	24,614
Total liabilities		28,255,157

Net Assets		$ 22,668,840,632
Net Assets consist of:
Paid in capital		$ 22,667,914,989
Distributions in excess of net investment income		(296,966)
Accumulated undistributed net realized gain (loss) on investments		1,222,609
Net Assets, for 22,661,649,024 shares outstanding		$ 22,668,840,632
Net Asset Value, offering price and redemption price per share ($22,668,840,632 ÷ 22,661,649,024 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2008 (Unaudited)

Investment Income
Interest (including $470,250 from affiliated interfund lending)		$ 307,524,237

Expenses
Custodian fees and expenses	$ 75,024
Independent trustees' compensation	59,552
Total expenses before reductions	134,576
Expense reductions	(80,703)	53,873
Net investment income		307,470,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,836,899
Net increase in net assets resulting from operations		$ 310,307,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2008 (Unaudited)	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 307,470,364	$ 1,412,708,132
Net realized gain (loss)	2,836,899	676,274
Net increase in net assets resulting from operations	310,307,263	1,413,384,406
Distributions to shareholders from net investment income	(307,532,881)	(1,412,650,563)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	124,777,329,568	259,059,022,450
Reinvestment of distributions	199,771	6,859
Cost of shares redeemed	(134,523,721,497)	(255,271,251,216)
Net increase (decrease) in net assets and shares resulting from share transactions	(9,746,192,158)	3,787,778,093
Total increase (decrease) in net assets	(9,743,417,776)	3,788,511,936

Net Assets
Beginning of period	32,412,258,408	28,623,746,472
End of period (including distributions in excess of net investment income of $296,966 and undistributed net investment income of $0, respectively)	$ 22,668,840,632	$ 32,412,258,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2008

Years ended May 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.043	.053	.041	.020	.011
Distributions from net investment income	(.010)	(.043)	(.053)	(.041)	(.020)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.04%	4.34%	5.43%	4.15%	2.05%	1.11%
Ratios to Average Net Assets E
Expenses before reductions D	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-%A	-%	-%	-%	-%	-%
Net investment income	2.10%	4.29%	5.30%	4.11%	2.05%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,668,841	$ 32,412,258	$ 28,623,746	$ 34,140,434	$ 26,106,168	$ 23,377,598

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2008 (Unaudited)

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 22,670,590,822

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 17,631,421	1.86%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $59,552.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21,151.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0109
1.734025.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Actual	.0019%	$ 1,000.00	$ 1,010.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity Municipal Cash Central Fund	4 Days	4 Days	6 Days
All Tax-Free Money Market Funds Average*	30 Days	21 Days	31 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Variable Rate Demand Notes (VRDNs) 100.3%	Variable Rate Demand Notes (VRDNs) 99.4%
Other Investments 0.0%	Other Investments 0.1%
Net Other Assets** (0.3)%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Alabama - 1.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 1.5%, VRDN (a)	$ 10,000,000	$ 10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 1.45% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	1,900,000	1,900,000
		18,200,000
Alaska - 3.7%
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) Series 2001, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	55,000,000	55,000,000
Arizona - 0.3%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 1.22%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.95%, LOC Bank of America NA, VRDN (a)	350,000	350,000
		4,550,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.25%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
California - 0.2%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, 0.57%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 1.35%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		2,425,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 1.02%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,900,000	4,900,000
		5,900,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 1%, VRDN (a)(b)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 4.75%, VRDN (a)	$ 5,800,000	$ 5,800,000
Series 1999 B, 1.55%, VRDN (a)(b)	1,100,000	1,100,000
		11,700,000
District Of Columbia - 0.3%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series DB 505, 0.91% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,430,000	3,430,000
Series EGL 07 0026, 1.5% (Liquidity Facility Bayerische Landesbank) (a)(b)(c)	1,100,000	1,100,000
Series Putters 1691, 1.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	435,000	435,000
		4,965,000
Florida - 3.7%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2004 C, 1%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 1.2%, LOC Bank of America NA, VRDN (a)(b)	2,780,000	2,780,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 1.25%, LOC Fannie Mae, VRDN (a)(b)	6,960,000	6,960,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.23%, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 1.2%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.6%, VRDN (a)	3,400,000	3,400,000
Miami-Dade County Aviation Rev. Participating VRDN Series BA 08 1145, 1.21% (Liquidity Facility Bank of America NA) (a)(b)(c)	9,000,000	9,000,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 1.25%, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Wtr. View Club Proj.) Series 1997 D, 1.25%, LOC Fannie Mae, VRDN (a)(b)	$ 2,045,000	$ 2,045,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 1.2%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.2%, LOC Fannie Mae, VRDN (a)(b)	9,300,000	9,300,000
		55,440,000
Georgia - 2.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.9%, LOC Bank of America NA, VRDN (a)	5,935,000	5,935,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 1.25%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1%, VRDN (a)(b)	15,600,000	15,600,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 1.15%, VRDN (a)(b)	1,200,000	1,200,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 1.05%, LOC Landesbank Baden-Wuert, VRDN (a)	9,275,000	9,275,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 2.65%, VRDN (a)(b)	1,100,000	1,100,000
		35,860,000
Illinois - 4.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.18%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 1.02%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	3,945,000	3,945,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	3,200,000	3,200,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,385,000	8,385,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Will County Exempt Facilities Rev.:
(BP Amoco Chemical Co. Proj.):
Series 2000, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	$ 4,900,000	$ 4,900,000
Series 2001, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
Series 2002, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2003, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	7,300,000	7,300,000
(ExxonMobil Corp. Proj.) Series 2001, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,335,000	9,335,000
		59,880,000
Indiana - 2.8%
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
(BP PLC Proj.):
Series 2002 C, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 2005, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	23,700,000	23,700,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) Series 1999, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	8,940,000	8,940,000
		41,540,000
Iowa - 0.9%
Iowa Fin. Auth. Series 2003 F, 1.05% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	1,100,000	1,100,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 1.4%, VRDN (a)(b)	12,000,000	12,000,000
		13,100,000
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 1.22%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 6.0%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.): - continued
Series 1993 B, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	$ 2,300,000	$ 2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.9%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.05% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	63,800,000	63,800,000
Series 1999 B, 1% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,500,000	4,500,000
Series 1999 C, 0.8% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	1,800,000	1,800,000
		90,640,000
Louisiana - 5.8%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 1.4% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 1.1%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 1.1%, VRDN (a)(b)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.1% (Shell Oil Co. Guaranteed), VRDN (a)(b)	27,000,000	27,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.1% (Shell Oil Co. Guaranteed), VRDN (a)(b)	26,400,000	26,400,000
Series 1993, 1.1% (Shell Oil Co. Guaranteed), VRDN (a)(b)	7,840,000	7,840,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.3%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 1.3%, VRDN (a)(b)	6,900,000	6,900,000
Series 1995, 1.3%, VRDN (a)(b)	3,750,000	3,750,000
		87,040,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 1.6%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 23,700,000	$ 23,700,000
Michigan - 0.7%
Wayne County Arpt. Auth. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.95%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	10,600,000	10,600,000
Minnesota - 0.1%
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 1.25%, LOC Fannie Mae, VRDN (a)(b)	1,350,000	1,350,000
Mississippi - 2.2%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.8% (Chevron Corp. Guaranteed), VRDN (a)	30,000,000	30,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.95%, LOC Bank of America NA, VRDN (a)	3,860,000	3,860,000
		33,860,000
Missouri - 3.8%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 1.2%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A2, 0.8%, LOC Wells Fargo Bank NA, VRDN (a)	3,300,000	3,300,000
Series 2008 B1, 0.8%, LOC Bank of America NA, VRDN (a)	3,395,000	3,395,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 0.85% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	35,640,000	35,640,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series B, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,300,000	1,300,000
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 C, 1.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,850,000	2,850,000
Series 1994, 1.2%, LOC Bank of America NA, VRDN (a)(b)	500,000	500,000
		56,985,000
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,190,000	1,190,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2002 C, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	$ 1,565,000	$ 1,565,000
Series 2007 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,185,000	1,185,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.4%, VRDN (a)(b)	2,200,000	2,200,000
		6,140,000
Nevada - 0.4%
Clark County Arpt. Rev. Series 2008 C3, 1.2%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	6,200,000	6,200,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 1.1%, LOC TD Banknorth, NA, VRDN (a)	6,740,000	6,740,000
New Mexico - 3.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.98%, LOC Barclays Bank PLC, VRDN (a)	25,400,000	25,400,000
Series 1994 C, 0.97%, LOC Barclays Bank PLC, VRDN (a)(b)	18,500,000	18,500,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 1.12%, LOC Royal Bank of Canada, VRDN (a)(b)	3,000,000	3,000,000
Series 2008 A3, 1.12%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	4,700,000	4,700,000
		51,600,000
New York - 3.8%
New York City Gen. Oblig. Series I6, 0.75%, LOC California Teachers Retirement Sys., VRDN (a)	6,155,000	6,155,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 AA1, 0.75% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	17,250,000	17,250,000
New York Envir. Facilities Corp. Sewage and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 1997 A, 0.85%, VRDN (a)(b)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.2%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Bowery Place Hsg. Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (a)(b)	$ 7,700,000	$ 7,700,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.25%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
		57,205,000
North Carolina - 1.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. 0.87% (Liquidity Facility Bank of America NA), VRDN (a)	1,300,000	1,300,000
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.9%, LOC Bank of America NA, VRDN (a)	20,310,000	20,310,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 1.2%, LOC Bank of America NA, VRDN (a)(b)	2,100,000	2,100,000
		23,710,000
North Dakota - 0.9%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 0.95%, LOC Bank of America NA, VRDN (a)	12,585,000	12,585,000
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.) Series 2005 A, 0.99% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	1,000,000	1,000,000
		13,585,000
Ohio - 5.3%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3%, VRDN (a)(b)	12,200,000	12,200,000
Series 2007 B, 3%, VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 3%, VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev. (AK Steel Corp. Proj.) Series A, 1.35%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 N, 1.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1999, 1.07% (BP PLC Guaranteed), VRDN (a)(b)	13,300,000	13,300,000
Series 2001, 1.07% (BP PLC Guaranteed), VRDN (a)(b)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Solid Waste Rev.: - continued
(BP Products NA, Inc. Proj.):
Series 2002, 1.07% (BP PLC Guaranteed), VRDN (a)(b)	$ 10,510,000	$ 10,510,000
Series 2004, 1.07% (BP PLC Guaranteed), VRDN (a)(b)	15,700,000	15,700,000
		80,010,000
Oregon - 0.2%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 1.05%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 1.2%, LOC Bank of America NA, VRDN (a)(b)	1,625,000	1,625,000
		3,025,000
Pennsylvania - 1.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Chester County Intermediate Unit Rev. Series 2003, 1.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,640,000	1,640,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,600,000	1,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series B, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Series 2004 D3, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2002 74A, 1.2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,500,000	5,500,000
Series 2004 81C, 1.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
		27,520,000
Municipal Securities - continued
	Principal Amount	Value
Rhode Island - 0.5%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.97%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	$ 7,000,000	$ 7,000,000
South Carolina - 1.9%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 1.1%, VRDN (a)(b)	10,200,000	10,200,000
Series 2003, 1.1%, VRDN (a)(b)	4,400,000	4,400,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.95% (Liquidity Facility Bank of America NA), VRDN (a)	700,000	700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.08%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.65%, VRDN (a)(b)	10,000,000	10,000,000
		29,300,000
Tennessee - 5.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.9%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Series 2003, 0.9%, LOC Bank of America NA, VRDN (a)	5,220,000	5,220,000
Series 2004, 0.9%, LOC Bank of America NA, VRDN (a)	7,850,000	7,850,000
Series 2005, 0.9%, LOC Bank of America NA, VRDN (a)	13,170,000	13,170,000
Series 2008, 0.9%, LOC Bank of America NA, VRDN (a)	4,180,000	4,180,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.1%, LOC Rabobank Nederland, VRDN (a)(b)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 0.9%, LOC Bank of America NA, VRDN (a)	47,190,000	47,190,000
		87,710,000
Texas - 15.3%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
1.2%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
1.2%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,500,000	6,500,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,500,000	2,500,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.1%, VRDN (a)(b)	3,680,000	3,680,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 1.1%, LOC BNP Paribas SA, VRDN (a)(b)	$ 25,000,000	$ 25,000,000
Series 2004, 1.1%, LOC Calyon SA, VRDN (a)(b)	16,600,000	16,600,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 1.1%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	40,200,000	40,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 1.1% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 1.1%, VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 1.1%, VRDN (a)(b)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) Series 2003, 1.1%, VRDN (a)(b)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.1%, VRDN (a)(b)	4,400,000	4,400,000
Series 1994, 1.1%, VRDN (a)(b)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1994, 0.95%, VRDN (a)(b)	4,800,000	4,800,000
Series 1995, 1.35% (BP PLC Guaranteed), VRDN (a)(b)	7,550,000	7,550,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	1,850,000	1,850,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 1%, VRDN (a)(b)	6,000,000	6,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.8%, VRDN (a)	7,140,000	7,140,000
Houston Independent School District Participating VRDN Series Putters 699, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670,000	1,670,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	45,955,000	45,955,000
(Onyx Envir. Svcs. Proj.) Series 2003, 1.2%, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 1.5%, VRDN (a)(b)	$ 2,895,000	$ 2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 1.4% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,200,000	9,200,000
Series 2006, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.8%, LOC Bank of America NA, VRDN (a)	400,000	400,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.55%, VRDN (a)	2,000,000	2,000,000
		231,040,000
Utah - 2.3%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 B, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,960,000	19,960,000
Series A, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,020,000	15,020,000
		34,980,000
Vermont - 0.9%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2008 C1, 0.9%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	5,300,000	5,300,000
Series 2008 C2, 0.98%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	8,300,000	8,300,000
		13,600,000
Virginia - 1.7%
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.95% (Assured Guaranty Corp. Insured), VRDN (a)	900,000	900,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	8,545,000	8,545,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1996 A, 1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	$ 9,200,000	$ 9,200,000
Series 1997, 1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	4,300,000	4,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (a)	2,160,000	2,160,000
		25,105,000
Washington - 7.0%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 1.1%, VRDN (a)(b)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 1.1% (BP PLC Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
Series 2003, 1.1%, VRDN (a)(b)	2,700,000	2,700,000
Port of Tacoma Rev.:
Series 2008 B, 1.6%, LOC Bank of America NA, VRDN (a)(b)	8,200,000	8,200,000
Series 2008, 1%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	47,130,000	47,130,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Columbia Heights Proj.) Series A, 1.2%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,045,000	9,045,000
(Silver Creek Retirement Proj.) Series A, 1.2%, LOC Wells Fargo Bank NA, VRDN (a)(b)	11,240,000	11,240,000
(Woodland Retirement Proj.) Series A, 1.2%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,300,000	9,300,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 1.25%, LOC Bank of America NA, VRDN (a)	12,570,000	12,570,000
		105,085,000
West Virginia - 1.5%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.95%, LOC Deutsche Bank AG, VRDN (a)(b)	16,570,000	16,570,000
Series 1990 B, 0.95%, LOC Deutsche Bank AG, VRDN (a)(b)	5,915,000	5,915,000
		22,485,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 3.7%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 2.27%, VRDN (a)(b)	$ 8,100,000	$ 8,100,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 1.35%, VRDN (a)(b)	3,220,000	3,220,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.8%, VRDN (a)	45,000,000	45,000,000
		56,320,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,510,395,325)		1,510,395,325
NET OTHER ASSETS - (0.3)%		(4,748,779)
NET ASSETS - 100%		$ 1,505,646,546
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,510,395,325	$ -	$ 1,510,395,325	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,510,395,325)		$ 1,510,395,325
Cash		1,019,855
Interest receivable		1,555,212
Total assets		1,512,970,392

Liabilities
Payable for investments purchased	$ 6,010,914
Distributions payable	1,296,041
Other payables and accrued expenses	16,891
Total liabilities		7,323,846

Net Assets		$ 1,505,646,546
Net Assets consist of:
Paid in capital		$ 1,505,624,935
Undistributed net investment income		869
Accumulated undistributed net realized gain (loss) on investments		20,742
Net Assets, for 1,505,224,935 shares outstanding		$ 1,505,646,546
Net Asset Value, offering price and redemption price per share ($1,505,646,546 ÷ 1,505,224,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended November 30, 2008 (Unaudited)

Investment Income
Interest		$ 19,855,017

Expenses
Custodian fees and expenses	$ 17,162
Independent trustees' compensation	3,431
Total expenses before reductions	20,593
Expense reductions	(7,559)	13,034
Net investment income		19,841,983
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,157
Net increase in net assets resulting from operations		$ 19,853,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2008 (Unaudited)	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,841,983	$ 27,814,149
Net realized gain (loss)	11,157	33,107
Net increase in net assets resulting from operations	19,853,140	27,847,256
Distributions to shareholders from net investment income	(19,841,114)	(27,814,609)
Distributions to shareholders from net realized gain	-	(8,552)
Total distributions	(19,841,114)	(27,823,161)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,107,394,000	3,942,758,248
Cost of shares redeemed	(1,869,642,000)	(3,347,370,948)
Net increase (decrease) in net assets and shares resulting from share transactions	237,752,000	595,387,300
Total increase (decrease) in net assets	237,764,026	595,411,395

Net Assets
Beginning of period	1,267,882,520	672,471,125
End of period (including undistributed net investment income of $869 and undistributed net investment income of $0, respectively)	$ 1,505,646,546	$ 1,267,882,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2008

Years ended May 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.032	.037	.029	.017	.010
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.011	.032	.037	.029	.017	.010
Distributions from net investment income	(.011)	(.032)	(.037)	(.029)	(.017)	(.010)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.011)	(.032)	(.037)	(.029)	(.017)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.06%	3.23%	3.76%	2.94%	1.76%	1.02%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-%D	.01%	.01%	-%D	-%D
Expenses net of fee waivers, if any	-%A, D	-%D	.01%	.01%	-%D	-%D
Expenses net of all reductions	-%A, D	-%D	.01%	.01%	-%D	-%D
Net investment income	2.17%	3.03%	3.69%	2.84%	1.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,505,647	$ 1,267,883	$ 672,471	$ 899,449	$ 1,636,819	$ 2,541,929

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2008 (Unaudited)

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of November 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 1,510,395,325

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,431.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,128.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0109
1.743119.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Actual	.0006%	$ 1,000.00	$ 1,011.30	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	89.0	84.6	87.8
31 - 90	7.7	10.7	9.1
91 - 180	1.3	1.7	1.0
181 - 397	2.0	3.0	2.1
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity Securities Lending Cash Central Fund	18 Days	20 Days	17 Days
All Taxable Money Market Funds Average*	45 Days	44 Days	40 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Bank CDs, BAs, TDs, and Notes 10.4%	Bank CDs, BAs, TDs, and Notes 1.9%
Government Securities 31.6%	Government Securities 25.8%
Repurchase Agreements 58.0%	Repurchase Agreements 72.9%
Net Other Assets** 0.0%	Net Other Assets** (0.6)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 2.1%
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 2.1%
Bank of Montreal
12/23/08	1.95% (c)	$ 96,000,000	$ 96,000,000
Barclays Bank PLC
12/12/08	2.04 (c)	126,000,000	126,000,000
TOTAL CERTIFICATES OF DEPOSIT			222,000,000
Federal Agencies - 31.6%

Fannie Mae - 7.3%
12/1/08 to 2/12/09	0.77 to 2.18 (c)	761,850,000	761,777,181
Federal Home Loan Bank - 9.8%
12/1/08 to 6/19/09	0.90 to 3.04 (c)	1,020,140,000	1,019,906,582
Freddie Mac - 14.5%
12/5/08 to 6/5/09	1.30 to 2.61 (c)	1,515,675,000	1,514,197,083
TOTAL FEDERAL AGENCIES			3,295,880,846
Medium-Term Notes - 8.3%

General Electric Capital Corp.
12/8/08 to 12/24/08	1.44 to 2.02 (c)	523,250,000	523,215,972
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	149,000,000	149,000,000
Westpac Banking Corp.
1/14/09 to 2/6/09	2.86 to 5.12 (b)(c)	189,000,000	188,990,337
TOTAL MEDIUM-TERM NOTES			861,206,309
Repurchase Agreements - 58.0%
	Maturity Amount	Value
In a joint trading account at:
0.27% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 3,927,661,625	$ 3,927,573,000
0.28% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	391,961,100	391,952,000
With:
Banc of America Securities LLC at:
0.93%, dated 11/28/08 due 12/1/08 (Collateralized by Corporate Obligations valued at $152,261,800, 0% - 10%, 12/1/08 - 8/1/97)	145,011,238	145,000,000
0.95%, dated 11/28/08 due 12/1/08 (Collateralized by Corporate Obligations valued at $358,078,346, 1.98% - 10.63%, 12/15/08 - 5/15/67)	341,026,996	341,000,000
Barclays Capital, Inc. at 0.9%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations valued at $367,227,540, 5.5%, 6/1/38)	360,027,000	360,000,000
Deutsche Bank Securities, Inc. at 0.95%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $534,642,404)	486,038,475	486,000,000
ING Financial Markets LLC at 0.95%, dated 11/28/08 due 12/1/08 (Collateralized by Corporate Obligations valued at $365,574,940, 2.43% - 7.9%, 2/6/09 - 4/1/37)	350,027,708	350,000,000
J.P. Morgan Securities, Inc. at 0.95%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations valued at $42,842,431, 6%, 12/1/36)	42,003,325	42,000,000
TOTAL REPURCHASE AGREEMENTS		6,043,525,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,422,612,155)		10,422,612,155
NET OTHER ASSETS - 0.0%		(3,944,139)
NET ASSETS - 100%		$ 10,418,668,016
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $337,990,337 or 3.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,927,573,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 1,918,503,169
Bank of America, NA	1,907,069,282
Barclays Capital, Inc.	102,000,549
$ 3,927,573,000
$391,952,000 due 12/01/08 at 0.28%
Banc of America Securities LLC	$ 148,941,760
Bank of America, NA	86,229,440
J.P. Morgan Securities, Inc.	156,780,800
$ 391,952,000

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,422,612,155	$ -	$ 10,422,612,155	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,043,525,000) - See accompanying schedule: Unaffiliated issuers (cost $10,422,612,155)		$ 10,422,612,155
Cash		293,545
Interest receivable		9,590,905
Total assets		10,432,496,605

Liabilities
Distributions payable	$ 13,813,400
Other payables and accrued expenses	15,189
Total liabilities		13,828,589

Net Assets		$ 10,418,668,016
Net Assets consist of:
Paid in capital		$ 10,415,807,470
Distributions in excess of net investment income		(6,469)
Accumulated undistributed net realized gain (loss) on investments		2,867,015
Net Assets, for 10,415,753,601 shares outstanding		$ 10,418,668,016
Net Asset Value, offering price and redemption price per share ($10,418,668,016 ÷ 10,415,753,601 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2008 (Unaudited)

Investment Income
Interest		$ 192,075,432

Expenses
Custodian fees and expenses	$ 51,197
Independent trustees' compensation	39,100
Total expenses before reductions	90,297
Expense reductions	(42,610)	47,687
Net investment income		192,027,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,542,990
Net increase in net assets resulting from operations		$ 193,570,735

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2008 (Unaudited)	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 192,027,745	$ 784,412,765
Net realized gain (loss)	1,542,990	1,811,031
Net increase in net assets resulting from operations	193,570,735	786,223,796
Distributions to shareholders from net investment income	(192,062,704)	(784,396,722)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	54,614,053,515	120,543,234,084
Cost of shares redeemed	(67,414,561,537)	(118,152,033,216)
Net increase (decrease) in net assets and shares resulting from share transactions	(12,800,508,022)	2,391,200,868
Total increase (decrease) in net assets	(12,798,999,991)	2,393,027,942

Net Assets
Beginning of period	23,217,668,007	20,824,640,065
End of period (including distributions in excess of net investment income of $6,469 and undistributed net investment income of $28,490, respectively)	$ 10,418,668,016	$ 23,217,668,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2008

Years ended May 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.043	.053	.041	.020	.011
Distributions from net investment income	(.011)	(.043)	(.053)	(.041)	(.020)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.13%	4.37%	5.45%	4.17%	2.04%	1.11%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, D	-%D	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%A, D	-%D	.01%	.01%	.01%	.01%
Net investment income	2.28% A	4.18%	5.32%	4.28%	2.13%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,418,668	$ 23,217,668	$ 20,824,640	$ 13,631,071	$ 9,747,742	$ 7,949,808

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2008 (Unaudited)

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 10,422,612,155

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $39,100.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,510.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0109
1.810806.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2008 to November 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 to November 30, 2008
Actual	.0021%	$ 1,000.00	$ 1,010.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/08	% of fund's investments 5/31/08	% of fund's investments 11/30/07
0 - 30	100.0	100.0	98.1
31 - 90	0.0	0.0	1.9
Weighted Average Maturity
	11/30/08	5/31/08	11/30/07
Fidelity Tax-Free Cash Central Fund	4 Days	4 Days	7 Days
All Tax-Free Money Market Funds Average*	30 Days	21 Days	31 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2008	As of May 31, 2008
Variable Rate Demand Notes (VRDNs) 98.8%	Variable Rate Demand Notes (VRDNs) 98.7%
Net Other Assets 1.2%	Net Other Assets 1.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value
Alabama - 0.6%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.85%, VRDN (a)	$ 3,200,000	$ 3,200,000
Alaska - 10.3%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 C, 0.95%, VRDN (a)	25,170,000	25,170,000
(ConocoPhillips Proj.) Series 1994 B, 0.85%, VRDN (a)	24,900,000	24,900,000
(ExxonMobil Proj.) Series 2001, 0.53% (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,210,000	2,210,000
		52,280,000
California - 1.6%
California Gen. Oblig. Series 2003 A3, 0.45%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Colorado - 1.6%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2000, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,100,000	8,100,000
District Of Columbia - 1.2%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.97%, LOC Bank of America NA, VRDN (a)	5,840,000	5,840,000
Florida - 14.8%
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,755,000	2,755,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.15%, VRDN (a)	9,520,000	9,520,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.04% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) Series 2006, 0.95%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 A, 1%, LOC Bank of America NA, VRDN (a)	15,850,000	15,850,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.6%, VRDN (a)	16,000,000	16,000,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.95%, LOC Bank of America NA, VRDN (a)	$ 3,300,000	$ 3,300,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 1.05%, LOC Northern Trust Co., Chicago, VRDN (a)	17,000,000	17,000,000
		74,725,000
Georgia - 4.7%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.95%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.88% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 1.04% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.15%, VRDN (a)	7,500,000	7,500,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.9%, LOC Fannie Mae, VRDN (a)	4,400,000	4,400,000
		23,755,000
Illinois - 2.7%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 1.25%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.9%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 0.9%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,700,000	2,700,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	7,445,000	7,445,000
		13,915,000
Indiana - 0.4%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.95%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.95%, LOC Freddie Mac, VRDN (a)	2,150,000	2,150,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 1.5%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.95%, LOC Bank of America NA, VRDN (a)	$ 5,600,000	$ 5,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1% (Shell Oil Co. Guaranteed), VRDN (a)	1,800,000	1,800,000
		7,400,000
Maryland - 3.1%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 1.15%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 0.45%, VRDN (a)	4,500,000	4,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (a)	5,910,000	5,910,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.88%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (a)	1,010,000	1,010,000
		15,720,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev. (Harvard Univ. Proj.) Series 2006 B1, 0.6%, VRDN (a)	2,000,000	2,000,000
Michigan - 0.5%
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 1.16% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,440,000	2,440,000
Mississippi - 5.0%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.8%, VRDN (a)	9,200,000	9,200,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.9%, VRDN (a)	15,950,000	15,950,000
		25,150,000
Missouri - 1.3%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 1.35%, VRDN (a)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series BBT 08 39, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	$ 2,070,000	$ 2,070,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 0.85% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
		6,770,000
Nevada - 0.4%
Clark County School District Participating VRDN Series PZ 174, 1.04% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,000,000	2,000,000
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 1.1%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.95%, LOC Bank of America NA, VRDN (a)	1,305,000	1,305,000
		3,305,000
New York - 5.1%
New York City Gen. Oblig. Series I6, 0.75%, LOC California Teachers Retirement Sys., VRDN (a)	10,100,000	10,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 AA1, 0.75% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	15,710,000	15,710,000
		25,810,000
North Carolina - 1.1%
Charlotte Gen. Oblig. Series 2007, 0.95% (Liquidity Facility KBC Bank NV), VRDN (a)	2,525,000	2,525,000
Wake County Gen. Oblig. Series 2004 A, 1% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
		5,525,000
Ohio - 2.3%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.9%, LOC Barclays Bank PLC, VRDN (a)	11,500,000	11,500,000
Oregon - 0.2%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.95%, LOC Bank of America NA, VRDN (a)	1,150,000	1,150,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 5.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.98%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 2,150,000	$ 2,150,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,740,000	2,740,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 1.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900,000	900,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 0.8%, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.8% (BP PLC Guaranteed), VRDN (a)	6,300,000	6,300,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,930,000	11,930,000
Philadelphia School District Series 2008 A1, 0.88%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		27,320,000
Tennessee - 5.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.9%, LOC Bank of America NA, VRDN (a)	4,945,000	4,945,000
Series 2004, 0.9%, LOC Bank of America NA, VRDN (a)	8,135,000	8,135,000
Series 2005, 0.9%, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.95%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
		28,380,000
Texas - 18.3%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.88% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	20,200,000	20,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.9%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 1.15%, VRDN (a)	$ 9,070,000	$ 9,070,000
Series 2008 B, 0.8%, VRDN (a)	16,100,000	16,100,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,500,000	3,500,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 1%, LOC Allied Irish Banks PLC, VRDN (a)	24,955,000	24,955,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series BBT 08 25, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,105,000	5,105,000
Series 2008 B:
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	2,600,000	2,600,000
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	3,000,000	3,000,000
		92,510,000
Utah - 1.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.9%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,100,000	1,100,000
		8,900,000
Virginia - 3.9%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 0.45%, VRDN (a)	7,900,000	7,900,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 1%, LOC Branch Banking & Trust Co., VRDN (a)	2,100,000	2,100,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 1.08%, LOC Branch Banking & Trust Co., VRDN (a)	4,750,000	4,750,000
Series 2008 C, 1%, LOC Branch Banking & Trust Co., VRDN (a)	5,000,000	5,000,000
		19,750,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	$ 6,215,000	$ 6,215,000
West Virginia - 0.8%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	4,250,000	4,250,000
Wisconsin - 2.0%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000,000	10,000,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $500,160,000)		500,160,000
NET OTHER ASSETS - 1.2%		6,070,629
NET ASSETS - 100%		$ 506,230,629
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 500,160,000	$ -	$ 500,160,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $500,160,000)		$ 500,160,000
Cash		70,510
Receivable for investments sold on a delayed delivery basis		5,857,593
Interest receivable		562,266
Other receivables		1,318
Total assets		506,651,687

Liabilities
Distributions payable	$ 417,705
Other payables and accrued expenses	3,353
Total liabilities		421,058

Net Assets		$ 506,230,629
Net Assets consist of:
Paid in capital		$ 506,085,848
Undistributed net investment income		37
Accumulated undistributed net realized gain (loss) on investments		144,744
Net Assets, for 506,033,373 shares outstanding		$ 506,230,629
Net Asset Value, offering price and redemption price per share ($506,230,629 ÷ 506,033,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2008 (Unaudited)

Investment Income
Interest		$ 8,293,121

Expenses
Custodian fees and expenses	$ 8,641
Independent trustees' compensation	1,621
Total expenses before reductions	10,262
Expense reductions	(4,619)	5,643
Net investment income		8,287,478
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,214
Net increase in net assets resulting from operations		$ 8,303,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2008 (Unaudited)	Year ended May 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,287,478	$ 19,223,207
Net realized gain (loss)	16,214	135,150
Net increase in net assets resulting from operations	8,303,692	19,358,357
Distributions to shareholders from net investment income	(8,287,441)	(19,223,751)
Distributions to shareholders from net realized gain	-	(136,294)
Total distributions	(8,287,441)	(19,360,045)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	885,927,000	2,169,680,858
Cost of shares redeemed	(1,054,676,000)	(1,986,040,087)
Net increase (decrease) in net assets and shares resulting from share transactions	(168,749,000)	183,640,771
Total increase (decrease) in net assets	(168,732,749)	183,639,083

Net Assets
Beginning of period	674,963,378	491,324,295
End of period (including undistributed net investment income of $37 and undistributed net investment income of $0, respectively)	$ 506,230,629	$ 674,963,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended November 30, 2008

Years ended May 31,

(Unaudited)

2008

2007

2006

2005

2004 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.031	.036	.028	.017	.003
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.010	.031	.036	.028	.017	.003
Distributions from net investment income	(.010)	(.031)	(.036)	(.028)	(.017)	(.003)
Distributions from net realized gain	-	- G	-	-	-	-
Total distributions	(.010)	(.031)	(.036)	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	1.01%	3.16%	3.70%	2.87%	1.69%	.32%
Ratios to Average Net AssetsF
Expenses before reductions	-% A, D	-% D	.01%	.02%	.02%	.03% A
Expenses net of fee waivers, if any	-%A, D	-%D	.01%	.02%	.02%	.01% A
Expenses net of all reductions	-%A, D	-%D	.01%	.01%	.02%	.01% A
Net investment income	2.05%A	3.04%	3.63%	3.05%	1.51%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,231	$ 674,963	$ 491,324	$ 431,507	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E For the period February 3, 2004 (commencement of operations) to May 31, 2004.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2008 (Unaudited)

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of November 30, 2008 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 500,160,000

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,621.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by 2,998.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Free Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 6, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 6, 2009